APEX MID CAP GROWTH FUND

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned, on behalf of the Apex Mid Cap Growth Fund (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated November 30, 2007 , that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

Dated December 4, 2007

Apex Mid Cap Growth Fund

By:

/S/Suresh L. Bhirud, President